EQ/International Core PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

Expense Example - EQ/International Core PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	117	365	633	1,398
Class IB Shares	117	365	633	1,398